Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 222,325	¥ 17,068
Inventory valuation allowance	5,237	368
Accrued expenses and others	11,000	5,474
Total deferred tax assets	238,562	22,910
Less: valuation allowance	(237,965)	(18,677)
Deferred tax assets, net	¥ 597	¥ 4,233